Risk/Return Detail Data - FidelityDisruptiveETFs-ComboPRO	Sep. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptors ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Disruptors ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Disruptors ETF seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year of the Predecessor Fund (as defined below), the Predecessor Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	12.00%
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing assets in a combination of five Fidelity® funds, each of which normally invests in equity securities of companies that represent a disruptive theme. Fidelity® Disruptive Automation ETF normally invests at least 80% of assets in securities of disruptive automation companies, which include but are not limited to companies that, in the Adviser's opinion, are engaged in designing and manufacturing automation, enabling technology, tools, or processes including robotics, artificial intelligence, machine vision, process sensors, pneumatic systems, autonomous driving & electric vehicles, and 3D printing.Fidelity® Disruptive Communications ETF normally invests at least 80% of assets in securities of disruptive communications companies, which include but are not limited to companies that, in the Adviser's opinion, are engaged in social media, interactive gaming, streaming services, next generation digital infrastructure, and connected devices (e.g., 5G communications, cloud networking). In pursuing this investment theme, the fund may invest in companies in any economic sector.Fidelity® Disruptive Finance ETF normally invests at least 80% of assets in securities of disruptive finance companies, which include but are not limited to companies that, in the Adviser's opinion, are engaged in digital solutions to deliver more cost effective, efficient, and customized financial services such as blockchain enabled financial services, digital payments, data processing, internet banks, embedded finance, AI-enabled underwriting and other disruptive lending and insurance business models.Fidelity® Disruptive Medicine ETF normally invests at least 80% of assets in securities of disruptive medicine companies, which include but are not limited to companies that, in the Adviser's opinion, are engaged in robotic surgery, cell and gene therapy, genomics, rare diseases, medical devices and equipment, immunotherapy, technology-based health care platforms, advanced diagnostics and consumer wellness.Fidelity® Disruptive Technology ETF normally invests at least 80% of assets in securities of disruptive technology companies, which include but are not limited to companies that, in the Adviser's opinion, are engaged in big data, machine learning, artificial intelligence, cloud computing/software as a service (SaaS), cybersecurity, ecommerce and consumer technologies, rideshare, battery technology, and next generation hardware. Fidelity's disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses. Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Because the fund invests in underlying ETFs, the fund also bears trading-related risks associated with investment in ETFs, as set forth below with respect to the fund's shares. Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Disruptive Theme Risk. The fund normally invests in equity securities of companies that the Adviser believes represent a disruptive theme. These companies may not in fact be disruptive or may not be able to capitalize thereon. The risks associated with such companies include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of companies that represent disruptive themes tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company's products could have a material adverse effect on such company's results. Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in other countries or regions could significantly affect the market in such country or region. Geographic Exposure to Japan. Because an underlying fund invests a meaningful portion of its assets in Japan, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings. Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions. Authorized Participant Concentration Risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. Management Risk. The Adviser's application of the fund's strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Effective June 16, 2023, Fidelity® Disruptors Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below reflects that of Fidelity® Disruptors Fund, a class of shares of the Predecessor Fund, which had a different fee structure than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Apr. 16, 2020
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2023
Bar Chart, Year to Date Return	20.45%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2021
Highest Quarterly Return	9.71%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(22.68%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptors ETF | Fidelity Disruptors ETF
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Acquired fund fees and expenses	0.50%	[2]
Total annual operating expenses	0.50%
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628
2021	15.20%
2022	(33.37%)
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptors ETF | Return Before Taxes | Fidelity Disruptors ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	(33.37%)
Since Inception	7.25%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptors ETF | After Taxes on Distributions | Fidelity Disruptors ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(33.37%)
Since Inception	6.99%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptors ETF | After Taxes on Distributions and Sales | Fidelity Disruptors ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(19.76%)
Since Inception	5.57%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptors ETF | MS159
Risk/Return:
Label	MSCI ACWI (All Country World Index) Index
Past 1 year	(18.07%)
Since Inception	12.12%	[3]

[1]	ABased on estimated amounts for the current fiscal year.
[2]	BThe fund invests solely in certain underlying Fidelity® funds, all of which have an expense ratio of 0.50%. Accordingly, acquired fund fees and expenses are not expected to fluctuate.
[3]	AFrom April 16, 2020.